Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2026
Motor vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	4 years
Office equipment & furniture [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	1 year
Office equipment & furniture [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years